Fair Value of Financial Instruments (Details) - Schedule of initial measurement - Isos Acquisition Corporation [Member] - USD ($)		9 Months Ended
	Mar. 10, 2021	Sep. 30, 2021
Warrant Liability [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term (years)	6 years 2 months 12 days	5 years 3 months 14 days
Expected volatility	24.20%	29.30%
Risk-free interest rate	1.10%	1.03%
Stock price (in Dollars per share)	$ 9.56	$ 9.98
FPA Liability [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term (years)	1 year 2 months 12 days	3 months 7 days
Expected volatility	24.40%
Risk-free interest rate	0.10%	0.04%
Stock price (in Dollars per share)	$ 9.56	$ 9.88
Warrant value (in Dollars)		$ 1.39